Interests in unconsolidated structured entities (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Disclosure Of Unconsolidated Structured Entities [Line Items]
Increase / (decrease) in interests in securitization vehicles	$ (852)
Increase / (decrease) in interests in client vehicles	(5,057)
Increase / (decrease) in assets held by securitization vehicles	(11,000)
Increase / (decrease) in assets held by client vehicles	(105,000)
Total assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	7,023	$ 16,098
Total assets	6,773	15,848
Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	6,149	12,122
Total assets	6,149	12,122
Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	278	244
Total assets	278	244
Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	119	558
Total assets	119	558
Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	225	2,720
Total assets	225	2,720
Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	0	0
Total assets	0	0
Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	252	453
Total assets	3	203
Total liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	2	98
Total liabilities	798	623
Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	2	98
Total liabilities	798	623
Securitization vehicles
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets held by the unconsolidated structured entities in which UBS had an interest	39,000	70,000
Securitization vehicles | Total assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	266	3,935
Securitization vehicles | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	263	2,086
Securitization vehicles | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	3	2
Securitization vehicles | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Securitization vehicles | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	1,645
Securitization vehicles | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Securitization vehicles | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	202
Securitization vehicles | Total liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	1	7
Securitization vehicles | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	1	7
Client vehicles sponsored by UBS
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets held by the unconsolidated structured entities in which UBS had an interest	2,000	3,000
Client vehicles sponsored by UBS | Total assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	162	232
Client vehicles sponsored by UBS | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	2	58
Client vehicles sponsored by UBS | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	160	174
Client vehicles sponsored by UBS | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Client vehicles sponsored by UBS | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Client vehicles sponsored by UBS | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Client vehicles sponsored by UBS | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Client vehicles sponsored by UBS | Total liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	35	27
Client vehicles sponsored by UBS | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	35	27
Investment funds | Total assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	6,345	10,531
Investment funds | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	5,884	9,653
Investment funds | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	115	68
Investment funds | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	119	312
Investment funds | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	225	497
Investment funds | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Investment funds | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	2	1
Investment funds | Total liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	763	590
Investment funds | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	763	590
Interests in Investment funds represented on balance sheet
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets held by the unconsolidated structured entities in which UBS had an interest	139,000	276,000
Other vehicles sponsored by third parties
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets held by the unconsolidated structured entities in which UBS had an interest	0	1
Other vehicles sponsored by third parties | Total assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	1,151
Other vehicles sponsored by third parties | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	325
Other vehicles sponsored by third parties | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Other vehicles sponsored by third parties | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	246
Other vehicles sponsored by third parties | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	579
Other vehicles sponsored by third parties | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Other vehicles sponsored by third parties | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Other vehicles sponsored by third parties | Total liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	0	0
Other vehicles sponsored by third parties | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	$ 0	$ 0